ADDITIONAL CASH FLOW INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Cash Flow Information
Income tax and social contribution paid	R$ 1,319,426	R$ 1,407,469	R$ 3,100,349
Addition to PP&E with interest capitalization	206,764	182,799	135,242
Remeasurement and addition – Right of use	299,650	197,525	125,946
Addition to PP&E without adding cash	32,128	114,877	60,329
Capitalization in associate without cash effect	118,000	11,037	367,000
Net additional cash	R$ 1,975,968	R$ 1,913,707	R$ 3,788,866